Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 245,275	$ 151,325	$ 137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	408,941	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation, Nonproduction	46,736	46,446	58,861
Net (accretion of discounts) amortization of premiums and deferred fees	(37,899)	(113,046)	(254,879)
Impairment Losses On Net Assets To Be Disposed Of	0	4,255	0
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument	0	(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(73,478)	(33,769)	(23,582)
Deferred income tax expense (benefit)	(135,491)	5,862	(12,127)
Loss Gain [Abstract]
Disposition of premises and equipment	(8,619)	(5,526)	(1,812)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment	0	(16,907)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	(2,545)	0	0
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,387,910	1,143,029	721,398
Accrued income receivable	(519)	25,449	11,315
Other assets	(23,901)	22,329	10,160
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,164)	(12,471)	(29,562)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	1,848	(87,634)	(12,313)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	278,851	525,348	25,758
Net Cash Provided By Used In Operating Activities	524,126	676,673	163,159
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,594	(396,879)	119,741
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(764,042)
Held-to-maturity	(25,792)	(74,538)	(97,188)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	67,236	188,129
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments	0	5,094	0
Net repayments on loans	629,006	1,136,058	1,539,246
Proceeds From Sale Of Loans Receivable	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111	0
Cash received from acquisitions	0	(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	151,196	0	0
Proceeds From Sale Of Equity Method Investments	0	31,503	0
Net proceeds from sale of processing and technology business	0	0	642,322
Capital Contribution Subsidiaries		0
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,899)	(50,043)	(66,855)
Proceeds from sale of: [Abstract]
Premises and equipment	19,841	14,939	14,460
Proceeds from Sale of Other Productive Assets	1,026	0	0
Foreclosed assets	206,070	198,490	141,236
Net Cash Provided By Used In Investing Activities	236,642	899,193	4,077,134
Net Increase Decrease In [Abstract]
Deposits	(969,596)	1,179,943	(1,553,486)
Federal funds purchased and assets sold under agreements to repurchase	(124,345)	(271,453)	(220,240)
Other short-term borrowings	340,000	(68,022)	356,896
Payments of notes payable	(214,898)	(2,769,477)	(4,260,578)
Proceeds From Notes Payable	106,923	432,568	111,101
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,101,773
Cash Dividends Paid To Parent Company		0	0
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital		0
Proceeds From Contributions From Parent		0	0
Net Cash Provided By Used In Financing Activities	(856,687)	(1,492,957)	(4,465,250)
Cash And Cash Equivalents Period Increase Decrease	(95,919)	82,909	(224,957)
Cash and due from banks at beginning of period	535,282	452,373	677,330
Cash and due from banks at end of period	439,363	535,282	452,373
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	245,275	151,325	137,401
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(189,502)	462,118
Provision for loan losses	404	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	653	750	785
Net (accretion of discounts) amortization of premiums and deferred fees	29,058	25,042	21,282
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(40,505)	(14,186)	(3,402)
Deferred income tax expense (benefit)	(14,109)	13,965	8,831
Loss Gain [Abstract]
Disposition of premises and equipment	2	7	2
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0	(5,493)	0
Sale of processing and technology business, net of transaction costs	0	0	(616,186)
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(1,259)	0	0
Accrued income receivable	(163)	(2)	(1,390)
Other assets	8,859	6,808	7,866
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	0	(3,467)	(528)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	2,581	(84,434)	42,578
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(289,245)	(250,512)	(78,044)
Net Cash Provided By Used In Operating Activities	(43,970)	(99,187)	59,357
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	23,665	(42,237)	49
Payments To Acquire Investments Abstract
Available-for-sale	0	0	(35,000)
Held-to-maturity	0	(37,093)	(52,796)
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	62,980	297,747
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	(36,262)	226,415	(366,450)
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	150,194	0	0
Proceeds From Sale Of Equity Method Investments	0	(10,690)	0
Net proceeds from sale of processing and technology business	0	0	617,976
Capital Contribution Subsidiaries	(103,500)	0	(1,345,000)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(691)	(594)	(890)
Proceeds from sale of: [Abstract]
Premises and equipment	73	135	183
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	74
Net Cash Provided By Used In Investing Activities	33,479	198,916	(884,107)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	(24,225)
Payments of notes payable	0	(100,000)	(250,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	9,402	7,690	153
Net proceeds from issuance of depository shares	0	0	1,100,155
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(3,723)	(3,723)	(310)
Treasury stock acquired	(450)	(483)	(559)
Proceeds From Contributed Capital	0	1,514	0
Proceeds From Contributions From Parent	0	0	0
Net Cash Provided By Used In Financing Activities	5,229	(95,002)	825,214
Cash And Cash Equivalents Period Increase Decrease	(5,262)	4,727	464
Cash and due from banks at beginning of period	6,365	1,638	1,174
Cash and due from banks at end of period	1,103	6,365	1,638
PNA Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	1,117	(12,800)	(373,162)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(32,883)	(19,206)	338,246
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	3	3	3
Net (accretion of discounts) amortization of premiums and deferred fees	112	176	275
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(706)	500	3,981
Deferred income tax expense (benefit)	0	(932)	0
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment		0
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	0	0	20
Other assets	313	2,316	2,077
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(126)	(56)	81
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(25)	(2,354)	1,540
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(33,312)	(19,553)	346,223
Net Cash Provided By Used In Operating Activities	(32,195)	(32,353)	(26,939)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(315)	(291)	(23)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	0	0	0
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	1,002
Proceeds From Sale Of Equity Method Investments		0
Net proceeds from sale of processing and technology business			0
Capital Contribution Subsidiaries	0	0	(745,000)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	687	(291)	(745,023)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	(30,500)	(2,000)	31,800
Payments of notes payable	(41,800)	(3,000)	(4,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	0
Proceeds From Contributions From Parent	103,500	37,000	745,000
Net Cash Provided By Used In Financing Activities	31,200	32,000	772,800
Cash And Cash Equivalents Period Increase Decrease	(308)	(644)	838
Cash and due from banks at beginning of period	932	1,576	738
Cash and due from banks at end of period	624	932	1,576
Other Subsidiaries
Net Cash Provided By Used In Operating Activities Abstract
Net Income	311,189	240,739	(256,556)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	408,537	575,720	1,011,880
Amortization of intangibles	10,072	9,654	9,173
Depreciation, Nonproduction	46,080	45,693	58,073
Net (accretion of discounts) amortization of premiums and deferred fees	(66,582)	(137,614)	(275,786)
Impairment Losses On Net Assets To Be Disposed Of		4,255
Fair value adjustments of mortgage servicing rights	17,406	37,061	22,859
Fair value change in equity appreciation instrument		(8,323)	(42,555)
FDIC loss share (income) expense	56,211	(66,791)	25,751
Amortization Of Prepaid F D I C Assesment	32,778	93,728	67,644
Adjustments (expense) to indemnity reserves on loans sold	21,198	33,068	72,013
Losses (earnings) from investments under equity method	(32,267)	(20,083)	(24,161)
Deferred income tax expense (benefit)	(121,424)	(7,679)	(23,392)
Loss Gain [Abstract]
Disposition of premises and equipment	(8,621)	(5,533)	(1,814)
Sale and valuation adjustments of investment securities	1,707	(10,844)	(3,992)
Sale of loans, including valuation adjustments on loans held-for-sale	(48,765)	(30,891)	(15,874)
Sale of equity method investment		(11,414)
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	(2,545)
Acquisitions of loans held-for-sale	(417,108)	(346,004)	(307,629)
Proceeds from sale of loans held-for-sale	325,014	165,335	81,370
Net disbursements on loans held-for-sale	(1,233,240)	(793,094)	(735,095)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,389,169	1,143,029	721,398
Accrued income receivable	(405)	25,240	12,614
Other assets	(16,483)	6,085	30,469
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(9,091)	(8,949)	(29,071)
Pension and other postretirement benefit obligations	(40,241)	(111,288)	(11,060)
Other liabilities	(473)	(2,901)	(59,220)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	310,927	577,460	583,595
Net Cash Provided By Used In Operating Activities	622,116	818,199	327,039
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	290,990	(378,703)	119,692
Payments To Acquire Investments Abstract
Available-for-sale	(1,843,922)	(1,357,080)	(746,192)
Held-to-maturity	(25,792)	(37,445)	(44,392)
Other	(212,419)	(172,775)	(64,591)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,636,723	1,360,386	1,865,879
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	9,751	4,256	135,382
Other	206,856	154,114	123,836
Proceeds from sale of investment securities available for sale	52,058	262,443	397,086
Proceeds From Sale Of Other Investments		5,094
Net repayments on loans	628,963	1,130,350	1,592,070
Proceeds From Sale Of Loans Receivable	68,396	293,109	34,011
Acquisition of loan portfolios	(1,357,628)	(1,131,388)	(256,406)
F D I C Indemnification Asset Cash Payments Received	462,016	561,111
Cash received from acquisitions		(855)	261,311
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0
Proceeds From Sale Of Equity Method Investments		42,193
Net proceeds from sale of processing and technology business			24,346
Capital Contribution Subsidiaries	0	(37,000)	(745,000)
Mortgage servicing rights purchased	(2,231)	(1,732)	(1,041)
Acquisition of premises and equipment	(54,208)	(49,449)	(65,965)
Proceeds from sale of: [Abstract]
Premises and equipment	19,768	14,804	14,277
Proceeds from Sale of Other Productive Assets	1,026
Foreclosed assets	206,070	198,490	141,162
Net Cash Provided By Used In Investing Activities	86,417	859,923	2,785,465
Net Increase Decrease In [Abstract]
Deposits	(991,097)	1,192,089	(1,590,435)
Federal funds purchased and assets sold under agreements to repurchase	(148,405)	(247,393)	(163,840)
Other short-term borrowings	406,900	(284,322)	636,696
Payments of notes payable	(173,098)	(2,666,477)	(4,253,578)
Proceeds From Notes Payable	106,923	432,568	110,870
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	(5,000)	(20,000)	(168,100)
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	(1,514)
Proceeds From Contributions From Parent	0	0	2,090,000
Net Cash Provided By Used In Financing Activities	(803,777)	(1,595,049)	(3,338,387)
Cash And Cash Equivalents Period Increase Decrease	(95,244)	83,073	(225,883)
Cash and due from banks at beginning of period	534,796	451,723	677,606
Cash and due from banks at end of period	439,552	534,796	451,723
Elimination
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(312,306)	(227,939)	629,718
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	307,649	208,708	(800,364)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	(487)	(650)	(650)
Impairment Losses On Net Assets To Be Disposed Of		0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	0	0
Deferred income tax expense (benefit)	42	508	2,434
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment		0
Sale of processing and technology business, net of transaction costs			0
Gains (Losses) on Sales of Other Assets	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	49	211	71
Other assets	(16,590)	7,120	(30,252)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	53	1	(44)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(235)	2,055	2,789
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	290,481	217,953	(826,016)
Net Cash Provided By Used In Operating Activities	(21,825)	(9,986)	(196,298)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(23,746)	24,352	23
Payments To Acquire Investments Abstract
Available-for-sale	0	0	17,150
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	(245,000)
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments		0
Net repayments on loans	36,305	(220,707)	313,626
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0
Cash received from acquisitions		0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0
Proceeds From Sale Of Equity Method Investments		0
Net proceeds from sale of processing and technology business			0
Capital Contribution Subsidiaries	103,500	37,000	2,835,000
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	116,059	(159,355)	2,920,799
Net Increase Decrease In [Abstract]
Deposits	21,501	(12,146)	36,949
Federal funds purchased and assets sold under agreements to repurchase	24,060	(24,060)	(56,400)
Other short-term borrowings	(36,400)	218,300	(287,375)
Payments of notes payable	0	0	247,000
Proceeds From Notes Payable	0	0	231
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			1,618
Cash Dividends Paid To Parent Company	5,000	20,000	168,100
Dividends paid	0	0	0
Treasury stock acquired	0	0	0
Proceeds From Contributed Capital	0	0
Proceeds From Contributions From Parent	(103,500)	(37,000)	(2,835,000)
Net Cash Provided By Used In Financing Activities	(89,339)	165,094	(2,724,877)
Cash And Cash Equivalents Period Increase Decrease	4,895	(4,247)	(376)
Cash and due from banks at beginning of period	(6,811)	(2,564)	(2,188)
Cash and due from banks at end of period	$ (1,916)	$ (6,811)	$ (2,564)